Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018		2017		2016
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	4,500	$22.91	21,500	$23.57	29,500	$23.55
Options Granted	—	—	—	—	—	—
Options Exercised	450	22.91	7,500	23.49	—	—
Options Forfeited	4,050	22.91	9,500	23.95	8,000	23.47
Balance, End of Period	—	$—	4,500	$22.91	21,500	$23.57

Options Exercisable	—	$—	4,500	$22.91	18,200	$23.62
Weighted-Average Remaining Life of Exercisable Options	—		0.4 years		1.0 year
Options Available for Grant	—		50,000		50,000

Options outstanding